Consolidated Balance Sheet - USD ($)	Apr. 30, 2017	Oct. 31, 2016
Current assets:
Cash	$ 2,876	$ 970
Total current assets	2,876	970
Other assets:
Security Deposit	14,000
Total other assets	14,000
Total assets	16,876	970
Liabilities:
Accrued liabilities	7,108
Total current liabilities	7,108
Notes payable	123,200
Total liabilities	130,308
Stockholders' Deficit:
Common Stock, Par Value $.0001, 500,000,000 shares authorized, 50,031,771 issued and outstanding	5,003	5,003
Additional paid in capital	5,997	5,997
Accumulated deficit	(124,432)	(10,030)
Total stockholders' Equity	(113,432)	970
Total liabilities and stockholders' Equity	$ 16,876	$ 970